SHARE OPTION SCHEME	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE OPTION SCHEME	SHARE OPTION SCHEME
The Company operates a share option scheme (the “Scheme”) for the purpose of providing incentives and rewards to eligible participants who contribute to the success of the Company’s operations. Eligible participants of the Scheme include the Company’s directors, including independent non-executive directors, and employees of any member of the Company. The Scheme became effective on December 21, 2017 and, unless otherwise cancelled or amended, will remain in force for 10 years from that date. The Scheme has a performance vesting condition, and a service condition of 1 to 5 years, and is subject to forfeiture if the participants cannot meet certain performance targets set by the board of directors.
Share options do not confer any voting rights, or rights to participate in any dividends or distributions. The following share options were outstanding under the Scheme during the year:

	2025		2024		2023
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
	US$ per share	’000	US$ per share	’000	US$ per share	’000
Outstanding at January 1,	10.5970	4,440	9.3287	6,367	7.1370	9,180
Granted during the year	19.0400	15	31.4100	15	23.5300	355
Forfeited during the year	18.2849	(82)	8.1198	(344)	2.8336	(708)
Exercised during the year	4.5153	(776)	6.2720	(1,598)	5.0687	(2,460)
Outstanding at December 31,	11.7690	3,597	10.5970	4,440	9.3287	6,367
Exercisable at December 31	11.1479	3,387	7.7517	3,428	4.5401	3,470
The weighted average share price at the date of exercise for share options exercised during the year ended December 31, 2025 was $17.3050 per share (2024: $25.2982, 2023: $31.8140).

The weighted average remaining contractual life for the share options outstanding as at December 31, 2025 was 4.59 years (2024: 5.35 years, 2023: 6.15 years).

The range of exercise prices for options outstanding as at December 31, 2025 was $0.5 to $31.4 (2024 and 2023: $0.5 to $31.4).
The Company recognized total share option expense of $4.3 million, $7.7 million, and $11.3 million for the years ended December 31, 2025, 2024, and 2023, respectively.
The fair value of equity-settled share options granted during the period was estimated, using a binomial model, taking into account the terms and conditions upon which the options were granted. The following table lists the inputs to the model used:

	2025	2024	2023
Dividend yield (%)	—	—	—
Expected volatility (%)	59.0%	76.9%	66.1%
Risk-free interest rate (%)	3.91% - 4.28%	4.25% - 5.41%	3.40% - 4.84%
Contractual life of options (year)	10	10	10
Expected life of options (year)	6.09	6.48	6.59
Weighted average share price used in share option fair value	$19.04	$31.41	$23.53
Early Exercise Multiple	2.2	2.2	2.2
Post-Vesting Termination Rate (annual)	7.92%	5.69%	4.95%
The volatility measured at the standard deviation of expected share price returns is based on statistical analysis of comparable listed companies in the same industry.
As at December 31, 2025, the Company had 3,597,276 share options outstanding under the share option scheme, which represented approximately 1.0% of the Company's shares issued and outstanding as at that date.